STOCKHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCKHOLDERS DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 13 – STOCKHOLDERS’ DEFICIT

Common Stock

During the three months ended March 31, 2023, the Company issued to Antilles Family Office, LLC, 571,194 shares of common stock for a conversion of 32 shares of Series C Preferred Stock, and 1,336,143 common shares as True Up shares associated with prior conversions of Series C Preferred Stock as a result of the continuation of the Measurement Period (as defined in the Certificate of Designation with respect to such Series C Preferred Stock) associated with such conversions and a decline in the price of the Company’s common shares within the Measurement Period.

Series A Convertible Preferred Stock

On August 31, 2020, the Board of Directors approved the designation of 28,092 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”), which were designated with the Secretary of State of Nevada on August 31, 2020 (the “Series A Designation”) to have substantially similar rights as the Series C Preferred Stock of Viking (as amended), as adjusted for the exchange ratio of the Merger agreement at that time.

On December 23, 2020, the Company entered into (i) a termination agreement with Viking terminating the Amended and Restated Agreement and Plan of Merger, dated August 31, 2020, as amended to date.

On February 15, 2021, the Company entered into a new Agreement and Plan of Merger with Viking. Pursuant to the terms of the Agreement and Plan of Merger with Viking, upon closing of the Merger, each one (1) share of Viking Series C Preferred Stock (“Viking Preferred Stock”) issued and outstanding immediately prior to the Effective Time, shall be converted into the right to receive one (1) share of the to be designated Series A Convertible Preferred Stock of Camber (the “New Camber Preferred”).

Each share of Camber Series A Preferred Stock will be convertible into 890 shares of common stock of Camber subject to a 9.99% beneficial ownership limitation, will be treated equally with the Company’s common shareholders with respect to dividends and liquidation, and will have no right to vote on any matters, questions or proceedings of Camber except: (a) on a proposal to increase or reduce Camber’s share capital; (b) on a resolution to approve the terms of a buy-back agreement; (c) on a proposal to wind up Camber; (d) on a proposal for the disposal of all or substantially all of Camber’s property, business and undertaking; (f) during the winding-up of Camber; and/or (g) with respect to a proposed merger or consolidation in which Camber is a party or a subsidiary of Camber is a party.

As of March 31, 2023 and December 31, 2022, the Company had no Series A Convertible Preferred Stock issued or outstanding.

Series B Redeemable Convertible Preferred Stock

As of March 31, 2023 and December 31, 2022, the Company had no Series B Redeemable Convertible Preferred Stock issue and outstanding.

Effective on May 15, 2020, due to the fact that no shares of Series B Preferred Stock were outstanding, the Board of Directors approved, and the Company filed, a Certificate of Withdrawal of Certificate of Designation relating to such series of preferred stock with the Secretary of State of Nevada and terminated the designation of its Series B Preferred Stock effective as of the same date.

Series C Redeemable Convertible Preferred Stock

On February 3, 2020, the Company sold 525 shares of Series C Preferred Stock for total proceeds of $5 million. In the event the Merger Agreement entered into with Viking in February 2020 is terminated for any reason, we (until June 22, 2020, when such terms were amended) these shares were required to be redeemed at a 110% premium, in an aggregate amount equal to $5,775,000. Because of the previous redemption requirement and due to certain redemption features, which are outside the control of the Company, the Series C Preferred Stock is classified as temporary equity on the March 31, 2021 and December 31, 2020 balance sheets. Temporary equity is a security with redemption features that are outside the control of the issuer, is not classified as an asset or liability in conformity with U.S. GAAP, and is not mandatorily redeemable. In addition, the Series C Preferred Stock contains an embedded derivative and an additional derivative upon conversion. (See Note 9)

On January 8, 2021, the Company issued 1,890 shares of Camber’s Series C Preferred Stock to EMC Capital Partners, LLC, one of Viking’s lenders, in full satisfaction of a secured promissory note previously issued by Viking to EMC, accrued interest and certain other liabilities totaling approximately $18,900,000. The issuance was recorded as an additional investment by the Company in Viking.

The Company has not declared any dividends on the Series C Preferred stock, but recognized cumulative dividends as an adjustment to income available to common stockholders and an increase in the carrying value of the Series C Preferred Stock.

On April 15, 2021, the Company, with the approval of the Board of Directors, and holders of the Company’s Series C Preferred Stock, filed certificate of corrections with the Secretary of State of Nevada to correct the original designation of the Company’s Series C Redeemable Convertible Preferred Stock and the subsequent amended and restated designations thereof, to correct certain errors which were identified in such designations as follows:

Section I.D.2(e) of the prior Certificates of Designation implicitly excluded as a “Deemed Liquidation Event”, an event or proposal that was initiated by or voted upon by the holder of the Series C Preferred Stock, and the Designations have been clarified to expressly exclude such occurrence. Section I.F.4 of the Designations failed to include language to clarify that the Company is not obligated to redeem the Preferred Shares for cash for any reason that is not solely within the control of the Company. Section I.G.1 of the Designations mistakenly included two subsection b.’s where only one was intended, and the unintended subsection b. has been removed. Section I.G.1(e) of the Designations failed to include language to clarify that the Company not having sufficient authorized but unissued shares, solely within the control of the Company and excluding any event that is not solely within the control of the Company, is not a reason that would otherwise trigger the obligations in such section. Sections I.G.1(f) and (g) of the Designations failed to include language to clarify the particular obligations apply only if the Company has sufficient authorized and unissued shares. Section I.G.7(e) of the Designations mistakenly referenced the incorrect Conversion Price. Section I.G.9 of the Designations failed to include language to clarify the maximum number of common shares that could be potentially issuable with respect to all conversions and other events that are not solely within the control of the Company, that the Dividend Maturity Date is to be indefinitely extended and suspended until sufficient authorized and unissued shares become available, the number of shares required to settle the excess obligation is fixed on the date that net share settlement occurs and that all provisions of the Designations are to be interpreted so that net share settlement is within the control of the Company.

The corrections in the Certificates of Correction were effective as of the original filing dates with the Secretary of State of Nevada of the Company’s original Series C Preferred Stock designation (August 25, 2016), the Company’s first amended and restated Series C Preferred Stock designation (July 8, 2019), and the Company’s second amended and restated Series C Preferred Stock designation (December 14, 2020), subject to certain exceptions set forth in the Nevada Revised Statutes. The corrections corrected the designations to reflect the original intentions of the parties and to conform such designations to the way the Series C Preferred Stock had been accounted for in practice since its original designation/issuance.

On April 20, 2021, the Company with the approval of the Board of Directors of the Company, and the holders of the Company’s Series C Preferred Stock, filed a third amended and restated designation of the Series C Preferred Stock with the Secretary of State of Nevada, which amended the Designations to state that dividends and conversion premiums will only be paid in shares of Company common stock, and state that redemption amounts will only be paid in shares of Company common stock.

On July 10, 2021, the Company, with the approval of the Board of Directors of the Company and the holders of the Company’s Series C Preferred Stock, filed an amendment to its designation of its Series C Preferred Stock with the Secretary of State of Nevada (the “Fourth Amended and Restated Designation”), solely to increase the number of preferred shares designated as Series C Preferred Stock from 5,000 to 5,200.

On November 8, 2021, the Company filed with the Secretary of State of Nevada a Fifth Amended and Restated Designation regarding its Series C Preferred Stock which amended the Designations to provide voting rights to holders of the Series C Preferred Stock as required by the October 2021 Agreements (as defined herein).

On October 31, 2022, the Company filed with the Secretary of State of Nevada an amendment to the COD (the “Amendment), dated as of October 28, 2022 (the “Amendment Date”), pursuant to the Agreements, which amended the COD such that (i) beginning on the Amendment Date and thereafter, when determining the conversion rate for each share of Series C Preferred Stock based on the trading price of the Company’s common stock (“Common Stock”) over a certain number of previous days (“Measurement Period”), no day will be added to what would otherwise have been the end of any Measurement Period for the failure of the Equity Condition (as defined in the COD), even if the volume weighted average trading price (“Measuring Metric”) is not at least $1.50 and each Investor waived the right to receive any additional shares of Common Stock that might otherwise be due if such Equity Condition were to apply after the Agreement Date, including with respect to any pending Measurement Period; and (ii) (A) beginning on the Amendment Date and for the period through December 30, 2022, the Measuring Metric will be the higher of the amount provided in Section I.G.7.1(ii) of the COD and $0.20, and (B) beginning at market close on December 30, 2022 and thereafter, the Measuring Metric will be the volume weighted average trading price of the Common Stock on any day of trading following the date of first issuance of the Series C Preferred Stock.

As of March 31, 2023 and December 31, 2022 the Series C Preferred shares were convertible into a substantial number of the Company’s common shares which could result in significant dilution of the Company’s existing shareholders. If the outstanding Series C Preferred were converted as of March 31, 2023 and December 31, 2022, the Company estimates that the following common shares would be required to be issued to satisfy the conversion of the Series C Preferred shares:

	March 31, 2023*	December 31, 2022**
Estimated number of shares issuable for conversion at $ 162.50 per share at March 31, 2023 and December 31, 2022 respectively	14,646	16,615
Estimated number of common shares required to satisfy Conversion Premium using VWAP at period end	5,950,730	3,758,845
	5,965,376	3,775,460

*based on 238 shares of Series C Convertible Preferred Stock outstanding as of such date and the estimated low VWAP as at such date

**based on 270 shares of Series C Convertible Preferred Stock outstanding as of such date and the estimated low VWAP as at such date

Additionally, even if the Series C preferred shares were converted on the above dates, the Company could, pursuant to terms out in the COD, be required to issue additional common shares (true-up shares).

The Certificates of Designations with respect to the Company’s Series C Preferred Stock and Series G Preferred Stock (collectively, the “CODs”) and/or the Stock Purchase Agreements regarding the sale of such Series C Preferred Stock and Series G Preferred Stock (collectively, the “SPA’s”), contain covenants requiring the Company to timely file all reports required to be filed by the Company pursuant to the Exchange Act (the “Filing Requirement”). Throughout 2021 and early 2022, the Company did not satisfy the Filing Requirement and, consequently, on or about March 9, 2022, the preferred stock holders, Discover and Antilles Family Office, LLC (“Antilles”), filed a Verified Complaint against the Company (the “Discover/Antilles Complaint”) as a result of the default by the Company under the CODs. A default under the CODs and/or SPA’s is also considered an event of default under each of the Promissory Notes executed by the Company in favor of Discover (collectively, the “Discover Notes”) (see subsequent events), and upon an event of default under the Discover Notes, Discover may, at its option, declare the principal and any and all interest then accrued thereon, at once due and payable, and exercise any other rights under applicable agreements. Discover did not exercise its right to declare the amount owing under the Discover Notes immediately due and payable, but Failure by Discover to exercise such right does not constitute a waiver of the right to exercise the same in the event of any subsequent default. As of April 18, 2022, Discover, Antilles and the Company entered into a Settlement Agreement to settle the Discover/Antilles Complaint, and the Settlement Agreement was approved by the Court on or about May 12, 2022. If the Company fails to satisfy future Filing Requirements, it would be considered a default under the CODs and SPA’s, which in turn would constitute an event of default under the Discover Notes.

Previously Converted Series C Preferred Stock

EMC converted certain shares of Series C Preferred Stock in 2021 and/or 2022 based on the low VWAP of the Company’s common stock being $0.3475 per share for the purpose of calculating the Conversion Premium. Since the Measurement Period with respect to such conversions did not end until October 28, 2022 (as further explained below) and because the low VWAP subsequent to the conversions declined to approximately $0.1519 during such period, EMC received certain true-up shares in 2022.  As of March 31, 2023, EMC held zero shares of Series C Preferred Stock, but was entitled to 730,241 common shares in connection with prior conversions. These shares were issued to EMC on or about May 1, 2023.

The majority of the Series C Preferred Stock previously converted into common shares by Antilles in 2022 were based on the low VWAP of the Company’s common stock being $0.4503 per share. Since the Measurement Period with respect to the Antilles Conversions did not end until October 28, 2022 (as further explained below) and because the low VWAP subsequent to the conversions declined during such period, Antilles received certain true-up shares in 2022 based on an agreed upon low VWAP of $0.20 per share.

October 2022 Agreements Regarding the Series C Preferred Stock

On October 28, 2022, the Company entered into two agreements (collectively, the “Agreements”) in relation to an amendment to the fifth amended and restated certificate of designations regarding the Company’s Series C Preferred Stock (the “COD”) as an accommodation to the Company and in order to help facilitate implementation of the Company’s business plans and continued trading on the NYSE American LLC, and in exchange for the release and indemnity as provided in the Agreements.

On October 31, 2022, the Company filed with the Secretary of State of Nevada an amendment to the COD (the “Amendment), dated as of October 28, 2022 (the “Amendment Date”), pursuant to the Agreements, which amended the COD such that (i) beginning on the Amendment Date and thereafter, when determining the conversion rate for each share of Series C Preferred Stock based on the trading price of the Company’s common stock (“Common Stock”) over a certain number of previous days (“Measurement Period”), no day will be added to what would otherwise have been the end of any Measurement Period for the failure of the Equity Condition (as defined in the COD), even if the volume weighted average trading price (“Measuring Metric”) is not at least $1.50 and each Investor waived the right to receive any additional shares of Common Stock that might otherwise be due if such Equity Condition were to apply after the Agreement Date, including with respect to any pending Measurement Period; and (ii) (A) beginning on the Amendment Date and for the period through December 30, 2022, the Measuring Metric will be the higher of the amount provided in Section I.G.7.1(ii) of the COD and $0.20, and (B) beginning at market close on December 30, 2022 and thereafter, the Measuring Metric will be the volume weighted average trading price of the Common Stock on any day of trading following the date of first issuance of the Series C Preferred Stock.

November 2022 Agreement with Discover Growth Fund, LLC

On November 3, 2022, the Company entered into an agreement (the “Agreement”) with Discover, pursuant to which Discover absolutely and unconditionally waived and released any and all rights to receive further or additional shares of the Company’s common stock (the “Conversion Shares”) with respect to any and all shares of Series C Preferred Stock previously converted by Discover including, but not limited to, the right to deliver additional notices for more Conversion Shares under the Fifth Amended and Restated Certificate of Designations of Preferences, Powers, Rights and Limitations of Series C Redeemable Convertible Preferred Stock filed by the Company with the Secretary of State of Nevada on November 8, 2021, as amended on October 28, 2022.

Discover also absolutely and unconditionally waived and released any and all rights to convert all or any part of any Promissory Notes previously executed by the Company in favor of Discover into shares of the Company’s common stock, and agreed not to convert or attempt to convert any portion of any Promissory Notes, at any particular price or at all.

Series G Redeemable Convertible Preferred Stock

On or about December 30, 2021, the Company created a new class of preferred stock known as Series G redeemable convertible preferred stock (the “Series G Preferred Stock”), having a face value of $10,000 per share.

The rights, entitlements and other characteristics of the Series G Preferred Stock are set out in the Certificate of Designations of Preferences, Powers, Rights and Limitations of Series G Redeemable Convertible Preferred Stock filed by the Company with the State of Nevada on December 30, 2021 (the “COD”).

Pursuant to the COD, the Series G Preferred Stock may be converted into shares of common stock at any time at the option of the holder at a price per share of common stock equal to one cent above the closing price of the Company’s common stock on the date of the issuance of such shares of Series G Preferred Stock, or as otherwise specified in the Stock Purchase Agreement, subject to adjustment as otherwise provided in the COD. Upon conversion, the Company will pay the holders of the Series G Preferred Stock being converted a conversion premium equal to the amount of dividends that such shares would have otherwise earned if they had been held through the maturity date.

The Series G Preferred Stock, with respect to dividend rights and rights upon liquidation, winding-up or dissolution, rank: (a) senior to the Company’s common stock; (b) junior to the Series C Redeemable Convertible Preferred Stock, (c) senior to the Series E Redeemable Convertible Preferred Stock and Series F Redeemable Convertible Preferred Stock, as such may be designated as of the date of this Designation, or which may be designated by the Company after the date of this Designation; (d) senior, pari passu or junior with respect to any other series of Preferred Stock, as set forth in the Certificate of Designations of Preferences, Powers, Rights and Limitations with respect to such Preferred Stock; and (d) junior to all existing and future indebtedness of the Company.

Except as prohibited by applicable law or as set forth herein, the holders of shares of Series G Preferred Stock will have the right to vote together with holders of common stock and Series C Preferred on all matters other than: (i) the election of directors; (ii) and any shareholder proposals, including proposals initiated by any holder of shares of Series G Preferred Stock), in each instance on an as-converted basis, subject to the beneficial ownership limitation in the COD even if there are insufficient shares of authorized common stock to fully convert the shares of Series G Preferred Stock into common stock.

Commencing on the date of the issuance of any such shares of Series G Preferred Stock, each outstanding share of Series G Preferred Stock will accrue cumulative dividends at a rate equal to 10.0% per annum, subject to adjustment as provided in the COD, of the Face Value. Dividends will be payable with respect to any shares of Series G Preferred Stock upon any of the following: (a) upon redemption of such shares in accordance with the COD; (b) upon conversion of such shares in accordance with the COD; and (c) when, as and if otherwise declared by the board of directors of the Corporation.

Dividends, as well as any applicable Conversion Premium payable hereunder, will be paid in shares of common stock valued at (i) if there is no Material Adverse Change (“MAC”) as at the date of payment or issuance of common shares for the Conversion Premium, as applicable, (A) 95.0% of the average of the 5 lowest individual daily volume weighted average prices of the common stock on the Trading Market during the applicable Measurement Period, which may be non-consecutive, less $0.05 per share of common stock, not to exceed (B) 100% of the lowest sales price on the last day of such Measurement Period less $0.05 per share of common stock, or (ii) during the time that any MAC is ongoing, (A) 85.0% of the lowest daily volume weighted average price during any Measurement Period for any conversion by Holder, less $0.10 per share of common stock, not to exceed (B) 85.0% of the lowest sales price on the last day of any Measurement Period, less $0.10 per share of common stock.

On the Dividend Maturity Date, the Corporation may redeem any or all shares of Series G Preferred Stock by paying Holder, in registered or unregistered shares of common stock valued at an amount per share equal to 100% of the Liquidation Value for the shares redeemed, and the Corporation will use its best efforts to register such shares.

In the first quarter of 2022, pursuant to a stock purchase agreement (the “Stock Purchase Agreement”) between the Company and an accredited investor (the “Investor”) dated on or about December 30, 2021, the Investor purchased from the Company 10,544 shares of newly designated Series G redeemable convertible preferred stock (the “Series G Preferred Stock”), having a face value of $10,000 per share, for an aggregate price of $100,000,000 (the “Purchase Price”), representing at a 5% original issue discount.

The Purchase Price was paid by the Investor via payment of $5,000,000 in cash, and the execution and delivery of four Promissory Notes (each a “Note” and collectively, the “Notes”) from the Investor in favor of Company, each in the amount of $23,750,000 and payable by the Investor to the Company on March 31, 2022, June 30, 2022, September 30, 2022 and December 31, 2022, respectively.

There are 2,636 shares of Series G Preferred Stock associated with each Note, and the Investor may not convert the shares of preferred stock associated with each Note into shares of common stock or sell any of the underlying shares of common stock (the “Conversion Shares”) unless that Note is paid in full by the Investor.

The Company may in its sole discretion redeem the 2,636 shares of Series G Preferred Stock associated with each Note by paying the Investor $1,375,000 as full consideration for such redemption. Also, the Investor may offset the then outstanding balance of each Note against the 2,636 shares of Series G Preferred Stock associated with that Note by electing to cancel the 2,636 shares as full consideration for cancellation of the Note in the event of a breach or default of any of the transaction documents by the Company.

Partial Redemptions of Series G Preferred Stock

On March 10, 2022, the Company paid the Investor $1,375,000 and redeemed the 2,636 shares of Series G Preferred Stock associated with the Note due March 31, 2022, thereby canceling such Note and reducing the number of shares of Series G Preferred Stock outstanding from 10,544 to 7,908. On June 15, 2022, the Company paid the Investor $1,375,000 and redeemed an additional 2,636 shares of Series G Preferred Stock associated with the Note due June 30, 2022, thereby canceling such Note and reducing the number of shares of Series G Preferred Stock outstanding from 7,908 to 5,272. As mentioned above, the Investor may not convert any of the remaining shares of preferred stock associated with any remaining Note into shares of common stock or sell any of the underlying shares of common stock unless that Note is paid in full by the Investor, and the Company may redeem the shares of Series G Preferred Stock associated with each Note by paying the Investor $1,375,000 as full consideration for such redemption.

Warrants

The following is a summary of the Company’s outstanding warrants at March 31, 2023:

Warrants		Exercise	Expiration	lntrinsic Value at
Outstanding		Price ($)	Date	March 31, 2023

1	(1)	$609,375.00	May 24, 2023	$-
1,000,000	(2)	$100.00	December 30, 2026	$-
1,000,000	(2)	$200.00	December 30, 2026	$-
500,000	(3)	$500.00	December 31, 2026	$-
500,000	(3)	$1,000.00	December 31, 2026	$-
3,000,001				$-

(1)

Warrants issued in connection with a Severance Agreement with Richard N. Azar II, the Company’s former Chief Executive Officer. The warrants were exercisable on the grant date (May 25, 2018) and remain exercisable until May 24, 2023.

(2)	Warrants issued in connection with the Series G Preferred Stock and remain exercisable until December 30, 2026
(3)	Warrants issued in connection with the issuance of a $25,000,000 promissory note

NOTE 13 – STOCKHOLDERS’ DEFICIT

Common Stock

During the year ended December 31, 2022, the Company issued 2,800 shares of restricted common stock to service providers in consideration for investor relations and marketing services. The Company recognized $123,754, based on the grant date fair value of the Company’s common stock, in share-based compensation expense.

Series A Convertible Preferred Stock

On August 31, 2020, the Board of Directors approved the designation of 28,092 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”), which were designated with the Secretary of State of Nevada on August 31, 2020 (the “Series A Designation”) to have substantially similar rights as the Series C Preferred Stock of Viking (as amended), as adjusted for the exchange ratio of the Merger agreement at that time.

On December 23, 2020, the Company entered into (i) a termination agreement with Viking terminating the Amended and Restated Agreement and Plan of Merger, dated August 31, 2020, as amended to date.

On February 15, 2021, the Company entered into a new Agreement and Plan of Merger with Viking. Pursuant to the terms of the Agreement and Plan of Merger with Viking, upon closing of the Merger, each one (1) share of Viking Series C Preferred Stock (“Viking Preferred Stock”) issued and outstanding immediately prior to the Effective Time, shall be converted into the right to receive one (1) share of the to be designated Series A Convertible Preferred Stock of Camber (the “New Camber Preferred”).

Each share of Camber Series A Preferred Stock will be convertible into 890 shares of common stock of Camber subject to a 9.99% beneficial ownership limitation, will be treated equally with the Company’s common shareholders with respect to dividends and liquidation, and will have no right to vote on any matters, questions or proceedings of Camber except: (a) on a proposal to increase or reduce Camber’s share capital; (b) on a resolution to approve the terms of a buy-back agreement; (c) on a proposal to wind up Camber; (d) on a proposal for the disposal of all or substantially all of Camber’s property, business and undertaking; (f) during the winding-up of Camber; and/or (g) with respect to a proposed merger or consolidation in which Camber is a party or a subsidiary of Camber is a party.

As of December 31, 2022 and 2021, the Company had no Series A Convertible Preferred Stock issued or outstanding.

Series B Redeemable Convertible Preferred Stock

As of December 31, 2022 and December 31, 2021, the Company had no Series B Redeemable Convertible Preferred Stock issue and outstanding.

Effective on May 15, 2020, due to the fact that no shares of Series B Preferred Stock were outstanding, the Board of Directors approved, and the Company filed, a Certificate of Withdrawal of Certificate of Designation relating to such series of preferred stock with the Secretary of State of Nevada and terminated the designation of its Series B Preferred Stock effective as of the same date.

Series C Redeemable Convertible Preferred Stock

On February 3, 2020, the Company sold 525 shares of Series C Preferred Stock for total proceeds of $5 million. In the event the Merger Agreement entered into with Viking in February 2020 is terminated for any reason, we (until June 22, 2020, when such terms were amended) these shares were required to be redeemed at a 110% premium, in an aggregate amount equal to $5,775,000. Because of the previous redemption requirement and due to certain redemption features, which are outside the control of the Company, the Series C Preferred Stock is classified as temporary equity on the March 31, 2021 and December 31, 2020 balance sheets. Temporary equity is a security with redemption features that are outside the control of the issuer, is not classified as an asset or liability in conformity with U.S. GAAP, and is not mandatorily redeemable. In addition, the Series C Preferred Stock contains an embedded derivative and an additional derivative upon conversion. (See Note 9)

On January 8, 2021, the Company issued 1,890 shares of Camber’s Series C Preferred Stock to EMC Capital Partners, LLC, one of Viking’s lenders, in full satisfaction of a secured promissory note previously issued by Viking to EMC, accrued interest and certain other liabilities totaling approximately $18,900,000. The issuance was recorded as an additional investment by the Company in Viking.

The Company has not declared any dividends on the Series C Preferred stock, but recognized cumulative dividends as an adjustment to income available to common stockholders and an increase in the carrying value of the Series C Preferred Stock.

On April 15, 2021, the Company, with the approval of the Board of Directors, and holders of the Company’s Series C Preferred Stock, filed certificate of corrections with the Secretary of State of Nevada to correct the original designation of the Company’s Series C Redeemable Convertible Preferred Stock and the subsequent amended and restated designations thereof, to correct certain errors which were identified in such designations as follows:

Section I.D.2(e) of the prior Certificates of Designation implicitly excluded as a “Deemed Liquidation Event”, an event or proposal that was initiated by or voted upon by the holder of the Series C Preferred Stock, and the Designations have been clarified to expressly exclude such occurrence. Section I.F.4 of the Designations failed to include language to clarify that the Company is not obligated to redeem the Preferred Shares for cash for any reason that is not solely within the control of the Company. Section I.G.1 of the Designations mistakenly included two subsection b.’s where only one was intended, and the unintended subsection b. has been removed. Section I.G.1(e) of the Designations failed to include language to clarify that the Company not having sufficient authorized but unissued shares, solely within the control of the Company and excluding any event that is not solely within the control of the Company, is not a reason that would otherwise trigger the obligations in such section. Sections I.G.1(f) and (g) of the Designations failed to include language to clarify the particular obligations apply only if the Company has sufficient authorized and unissued shares. Section I.G.7(e) of the Designations mistakenly referenced the incorrect Conversion Price. Section I.G.9 of the Designations failed to include language to clarify the maximum number of common shares that could be potentially issuable with respect to all conversions and other events that are not solely within the control of the Company, that the Dividend Maturity Date is to be indefinitely extended and suspended until sufficient authorized and unissued shares become available, the number of shares required to settle the excess obligation is fixed on the date that net share settlement occurs and that all provisions of the Designations are to be interpreted so that net share settlement is within the control of the Company.

The corrections in the Certificates of Correction were effective as of the original filing dates with the Secretary of State of Nevada of the Company’s original Series C Preferred Stock designation (August 25, 2016), the Company’s first amended and restated Series C Preferred Stock designation (July 8, 2019), and the Company’s second amended and restated Series C Preferred Stock designation (December 14, 2020), subject to certain exceptions set forth in the Nevada Revised Statutes. The corrections corrected the designations to reflect the original intentions of the parties and to conform such designations to the way the Series C Preferred Stock had been accounted for in practice since its original designation/issuance.

On April 20, 2021, the Company with the approval of the Board of Directors of the Company, and the holders of the Company’s Series C Preferred Stock, filed a third amended and restated designation of the Series C Preferred Stock with the Secretary of State of Nevada, which amended the Designations to state that dividends and conversion premiums will only be paid in shares of Company common stock, and state that redemption amounts will only be paid in shares of Company common stock.

On July 10, 2021, the Company, with the approval of the Board of Directors of the Company and the holders of the Company’s Series C Preferred Stock, filed an amendment to its designation of its Series C Preferred Stock with the Secretary of State of Nevada (the “Fourth Amended and Restated Designation”), solely to increase the number of preferred shares designated as Series C Preferred Stock from 5,000 to 5,200.

On November 8, 2021, the Company filed with the Secretary of State of Nevada a Fifth Amended and Restated Designation regarding its Series C Preferred Stock which amended the Designations to provide voting rights to holders of the Series C Preferred Stock as required by the October 2021 Agreements (as defined herein).

                On October 31, 2022, the Company filed with the Secretary of State of Nevada an amendment to the COD (the “Amendment), dated as of October 28, 2022 (the “Amendment Date”), pursuant to the Agreements, which amended the COD such that (i) beginning on the Amendment Date and thereafter, when determining the conversion rate for each share of Series C Preferred Stock based on the trading price of the Company’s common stock (“Common Stock”) over a certain number of previous days (“Measurement Period”), no day will be added to what would otherwise have been the end of any Measurement Period for the failure of the Equity Condition (as defined in the COD), even if the volume weighted average trading price (“Measuring Metric”) is not at least $1.50 and each Investor waived the right to receive any additional shares of Common Stock that might otherwise be due if such Equity Condition were to apply after the Agreement Date, including with respect to any pending Measurement Period; and (ii) (A) beginning on the Amendment Date and for the period through December 30, 2022, the Measuring Metric will be the higher of the amount provided in Section I.G.7.1(ii) of the COD and $0.20, and (B) beginning at market close on December 30, 2022 and thereafter, the Measuring Metric will be the volume weighted average trading price of the Common Stock on any day of trading following the date of first issuance of the Series C Preferred Stock.

As of December 31, 2022 and 2021, the Series C Preferred shares were convertible into a substantial number of the Company’s common shares which could result in significant dilution of the Company’s existing shareholders. If the outstanding Series C Preferred were converted as of December 31, 2022 and 2021, the Company estimates that the following common shares would be required to be issued to satisfy the conversion of the Series C Preferred shares:

	December 31, 2022*	December 31, 2021**
Estimated number of shares issuable for conversion at $ 162.50 and $3.25 per share at December 31, 2022 and 2021 respectively	16,615	239,138
Estimated number of common shares required to satisfy Conversion Premium using VWAP at period end	3,758,845	3,003,354
	3,775,460	3,242,493

*based on 270 shares of Series C Convertible Preferred Stock outstanding as of such date and the estimated low VWAP as at such date

**based on 3,886 shares of Series C Convertible Preferred Stock outstanding as of such date and the estimated low VWAP as at such date

Additionally, even if the Series C preferred shares were converted on the above dates, the Company could, pursuant to terms out in the COD, be required to issue additional common shares (true-up shares).

The Certificates of Designations with respect to the Company’s Series C Preferred Stock and Series G Preferred Stock (collectively, the “CODs”) and/or the Stock Purchase Agreements regarding the sale of such Series C Preferred Stock and Series G Preferred Stock (collectively, the “SPA’s”), contain covenants requiring the Company to timely file all reports required to be filed by the Company pursuant to the Exchange Act (the “Filing Requirement”). Throughout 2021 and early 2022, the Company did not satisfy the Filing Requirement and, consequently, on or about March 9, 2022, the preferred stock holders, Discover and Antilles Family Office, LLC (“Antilles”), filed a Verified Complaint against the Company (the “Discover/Antilles Complaint”) as a result of the default by the Company under the CODs. A default under the CODs and/or SPA’s is also considered an event of default under each of the Promissory Notes executed by the Company in favor of Discover (collectively, the “Discover Notes”) (see subsequent events), and upon an event of default under the Discover Notes, Discover may, at its option, declare the principal and any and all interest then accrued thereon, at once due and payable, and exercise any other rights under applicable agreements. Discover did not exercise its right to declare the amount owing under the Discover Notes immediately due and payable, but Failure by Discover to exercise such right does not constitute a waiver of the right to exercise the same in the event of any subsequent default. As of April 18, 2022, Discover, Antilles and the Company entered into a Settlement Agreement to settle the Discover/Antilles Complaint, and the Settlement Agreement was approved by the Court on or about May 12, 2022. If the Company fails to satisfy future Filing Requirements, it would be considered a default under the CODs and SPA’s, which in turn would constitute an event of default under the Discover Notes.

Previously Converted Series C Preferred Stock

EMC converted certain shares of Series C Preferred Stock in 2021 and/or 2022 based on the low VWAP of the Company’s common stock being $0.3475 per share for the purpose of calculating the Conversion Premium. Since the Measurement Period with respect to such conversions did not end until October 28, 2022 (as further explained below) and because the low VWAP subsequent to the conversions declined to approximately $0.1519 during such period, EMC received certain true-up shares in 2022.  As of December 31, 2022, EMC held zero shares of Series C Preferred Stock, but is entitled to 730,241 common shares in connection with prior conversions.  The Company anticipates issuing these common shares to EMC if the Company’s shareholders approve an increase in the Company’s authorized capital.

The majority of the Series C Preferred Stock previously converted into common shares by Antilles in 2022 were based on the low VWAP of the Company’s common stock being $0.4503 per share. Since the Measurement Period with respect to the Antilles Conversions did not end until October 28, 2022 (as further explained below) and because the low VWAP subsequent to the conversions declined during such period, Antilles received certain true-up shares in 2022 based on an agreed upon low VWAP of $0.20 per share.  As of December 31, 2022, Antilles was not due any more True-Up shares.

October 2022 Agreements Regarding the Series C Preferred Stock

On October 28, 2022, the Company entered into two agreements (collectively, the “Agreements”) in relation to an amendment to the fifth amended and restated certificate of designations regarding the Company’s Series C Preferred Stock (the “COD”) as an accommodation to the Company and in order to help facilitate implementation of the Company’s business plans and continued trading on the NYSE American LLC, and in exchange for the release and indemnity as provided in the Agreements.

On October 31, 2022, the Company filed with the Secretary of State of Nevada an amendment to the COD (the “Amendment), dated as of October 28, 2022 (the “Amendment Date”), pursuant to the Agreements, which amended the COD such that (i) beginning on the Amendment Date and thereafter, when determining the conversion rate for each share of Series C Preferred Stock based on the trading price of the Company’s common stock (“Common Stock”) over a certain number of previous days (“Measurement Period”), no day will be added to what would otherwise have been the end of any Measurement Period for the failure of the Equity Condition (as defined in the COD), even if the volume weighted average trading price (“Measuring Metric”) is not at least $1.50 and each Investor waived the right to receive any additional shares of Common Stock that might otherwise be due if such Equity Condition were to apply after the Agreement Date, including with respect to any pending Measurement Period; and (ii) (A) beginning on the Amendment Date and for the period through December 30, 2022, the Measuring Metric will be the higher of the amount provided in Section I.G.7.1(ii) of the COD and $0.20, and (B) beginning at market close on December 30, 2022 and thereafter, the Measuring Metric will be the volume weighted average trading price of the Common Stock on any day of trading following the date of first issuance of the Series C Preferred Stock.

November 2022 Agreement with Discover Growth Fund, LLC

On November 3, 2022, the Company entered into an agreement (the “Agreement”) with Discover, pursuant to which Discover absolutely and unconditionally waived and released any and all rights to receive further or additional shares of the Company’s common stock (the “Conversion Shares”) with respect to any and all shares of Series C Preferred Stock previously converted by Discover including, but not limited to, the right to deliver additional notices for more Conversion Shares under the Fifth Amended and Restated Certificate of Designations of Preferences, Powers, Rights and Limitations of Series C Redeemable Convertible Preferred Stock filed by the Company with the Secretary of State of Nevada on November 8, 2021, as amended on October 28, 2022.

Discover also absolutely and unconditionally waived and released any and all rights to convert all or any part of any Promissory Notes previously executed by the Company in favor of Discover into shares of the Company’s common stock, and agreed not to convert or attempt to convert any portion of any Promissory Notes, at any particular price or at all.

Series G Redeemable Convertible Preferred Stock

On or about December 30, 2021, the Company created a new class of preferred stock known as Series G redeemable convertible preferred stock (the “Series G Preferred Stock”), having a face value of $10,000 per share.

The rights, entitlements and other characteristics of the Series G Preferred Stock are set out in the Certificate of Designations of Preferences, Powers, Rights and Limitations of Series G Redeemable Convertible Preferred Stock filed by the Company with the State of Nevada on December 30, 2021 (the “COD”).

Pursuant to the COD, the Series G Preferred Stock may be converted into shares of common stock at any time at the option of the holder at a price per share of common stock equal to one cent above the closing price of the Company’s common stock on the date of the issuance of such shares of Series G Preferred Stock, or as otherwise specified in the Stock Purchase Agreement, subject to adjustment as otherwise provided in the COD. Upon conversion, the Company will pay the holders of the Series G Preferred Stock being converted a conversion premium equal to the amount of dividends that such shares would have otherwise earned if they had been held through the maturity date.

The Series G Preferred Stock, with respect to dividend rights and rights upon liquidation, winding-up or dissolution, rank: (a) senior to the Company’s common stock; (b) junior to the Series C Redeemable Convertible Preferred Stock, (c) senior to the Series E Redeemable Convertible Preferred Stock and Series F Redeemable Convertible Preferred Stock, as such may be designated as of the date of this Designation, or which may be designated by the Company after the date of this Designation; (d) senior, pari passu or junior with respect to any other series of Preferred Stock, as set forth in the Certificate of Designations of Preferences, Powers, Rights and Limitations with respect to such Preferred Stock; and (d) junior to all existing and future indebtedness of the Company.

Except as prohibited by applicable law or as set forth herein, the holders of shares of Series G Preferred Stock will have the right to vote together with holders of common stock and Series C Preferred on all matters other than: (i) the election of directors; (ii) and any shareholder proposals, including proposals initiated by any holder of shares of Series G Preferred Stock), in each instance on an as-converted basis, subject to the beneficial ownership limitation in the COD even if there are insufficient shares of authorized common stock to fully convert the shares of Series G Preferred Stock into common stock.

Commencing on the date of the issuance of any such shares of Series G Preferred Stock, each outstanding share of Series G Preferred Stock will accrue cumulative dividends at a rate equal to 10.0% per annum, subject to adjustment as provided in the COD, of the Face Value. Dividends will be payable with respect to any shares of Series G Preferred Stock upon any of the following: (a) upon redemption of such shares in accordance with the COD; (b) upon conversion of such shares in accordance with the COD; and (c) when, as and if otherwise declared by the board of directors of the Corporation.

Dividends, as well as any applicable Conversion Premium payable hereunder, will be paid in shares of common stock valued at (i) if there is no Material Adverse Change (“MAC”) as at the date of payment or issuance of common shares for the Conversion Premium, as applicable, (A) 95.0% of the average of the 5 lowest individual daily volume weighted average prices of the common stock on the Trading Market during the applicable Measurement Period, which may be non-consecutive, less $0.05 per share of common stock, not to exceed (B) 100% of the lowest sales price on the last day of such Measurement Period less $0.05 per share of common stock, or (ii) during the time that any MAC is ongoing, (A) 85.0% of the lowest daily volume weighted average price during any Measurement Period for any conversion by Holder, less $0.10 per share of common stock, not to exceed (B) 85.0% of the lowest sales price on the last day of any Measurement Period, less $0.10 per share of common stock.

On the Dividend Maturity Date, the Corporation may redeem any or all shares of Series G Preferred Stock by paying Holder, in registered or unregistered shares of common stock valued at an amount per share equal to 100% of the Liquidation Value for the shares redeemed, and the Corporation will use its best efforts to register such shares.

In the first quarter of 2022, pursuant to a stock purchase agreement (the “Stock Purchase Agreement”) between the Company and an accredited investor (the “Investor”) dated on or about December 30, 2021, the Investor purchased from the Company 10,544 shares of newly designated Series G redeemable convertible preferred stock (the “Series G Preferred Stock”), having a face value of $10,000 per share, for an aggregate price of $100,000,000 (the “Purchase Price”), representing at a 5% original issue discount.

The Purchase Price was paid by the Investor via payment of $5,000,000 in cash, and the execution and delivery of four Promissory Notes (each a “Note” and collectively, the “Notes”) from the Investor in favor of Company, each in the amount of $23,750,000 and payable by the Investor to the Company on March 31, 2022, June 30, 2022, September 30, 2022 and December 31, 2022, respectively.

There are 2,636 shares of Series G Preferred Stock associated with each Note, and the Investor may not convert the shares of preferred stock associated with each Note into shares of common stock or sell any of the underlying shares of common stock (the “Conversion Shares”) unless that Note is paid in full by the Investor.

The Company may in its sole discretion redeem the 2,636 shares of Series G Preferred Stock associated with each Note by paying the Investor $1,375,000 as full consideration for such redemption. Also, the Investor may offset the then outstanding balance of each Note against the 2,636 shares of Series G Preferred Stock associated with that Note by electing to cancel the 2,636 shares as full consideration for cancellation of the Note in the event of a breach or default of any of the transaction documents by the Company.

Partial Redemptions of Series G Preferred Stock

On March 10, 2022, the Company paid the Investor $1,375,000 and redeemed the 2,636 shares of Series G Preferred Stock associated with the Note due March 31, 2022, thereby canceling such Note and reducing the number of shares of Series G Preferred Stock outstanding from 10,544 to 7,908. On June 15, 2022, the Company paid the Investor $1,375,000 and redeemed an additional 2,636 shares of Series G Preferred Stock associated with the Note due June 30, 2022, thereby canceling such Note and reducing the number of shares of Series G Preferred Stock outstanding from 7,908 to 5,272. As mentioned above, the Investor may not convert any of the remaining shares of preferred stock associated with any remaining Note into shares of common stock or sell any of the underlying shares of common stock unless that Note is paid in full by the Investor, and the Company may redeem the shares of Series G Preferred Stock associated with each Note by paying the Investor $1,375,000 as full consideration for such redemption.

Warrants

On April 26, 2021, the Company issued warrants to Regal Consulting, LLC (“Regal”) entitling Regal to purchase 100,000 shares of common stock of the Company at an exercise price of $0.705 per share. The Company recognized an expense of $42,037 in connection with the warrants. The warrants expired on April 25, 2022.

The following is a summary of the Company’s outstanding warrants at December 31, 2022:

Warrants		Exercise	Expiration	lntrinsic Value at
Outstanding		Price ($)	Date	December 31, 2022

1	(1)	$609,375.00	May 24, 2023	$-
1,000,000	(2)	$100.00	December 30, 2026	$-
1,000,000	(2)	$200.00	December 30, 2026	$-
500,000	(3)	$500.00	December 31, 2026	$-
500,000	(3)	$1,000.00	December 31, 2026	$-
3,000,001				$-

(1)

Warrants issued in connection with a Severance Agreement with Richard N. Azar II, the Company’s former Chief Executive Officer. The warrants were exercisable on the grant date (May 25, 2018) and remain exercisable until May 24, 2023.

(2)	Warrants issued in connection with the Series G Preferred Stock and remain exercisable until December 30, 2026
(3)	Warrants issued in connection with the issuance of a $25,000,000 promissory note